SEGMENT FINANCIAL DATA (FY) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Information [Abstract]
Number of operating segments | Segment					3
Net sales	$ 5,002	$ 4,822	$ 12,862	$ 14,107	$ 18,608	$ 18,914	$ 17,814
Operating profit	1,081	629	1,838	1,934	2,491	3,637	3,030
Segment assets					4,680	4,602	4,335
Cash and cash equivalents	3,848	862	3,848	862	952	1,129	1,324
Other assets, current	280		280		327	378	341
Total Current Assets	9,334		9,334		5,959	6,109	6,000
Capital expenditures			151	139	243	263	326
Depreciation and amortization			241	251	335	357	372
Long-lived assets	1,676		1,676		1,663	1,653	1,684
Product [Member]
Segment Information [Abstract]
Net sales	4,193	3,998	10,615	11,703	15,360	15,674	14,775
Service [Member]
Segment Information [Abstract]
Net sales	809	824	2,247	2,404	3,248	3,240	3,039
United States Operations [Member]
Segment Information [Abstract]
Net sales	2,780	2,541	6,983	7,473	9,594	9,415	8,686
Long-lived assets					701	700	727
Europe [Member]
Segment Information [Abstract]
Net sales	1,307	1,313	3,455	3,906	5,327	5,711	5,323
Long-lived assets					439	451	480
Asia Pacific [Member]
Segment Information [Abstract]
Net sales	715	729	1,879	2,079	2,813	2,853	2,782
Long-lived assets					241	244	222
Other [Member]
Segment Information [Abstract]
Net sales	200	239	545	649	874	935	1,023
Long-lived assets					282	258	255
Operating Segments [Member]
Segment Information [Abstract]
Net sales	5,092	4,926	13,113	14,422	19,004	19,339	18,192
Operating profit	1,142	734	2,053	2,136	2,803	3,799	3,202
Segment assets					4,670	4,606	4,345
Capital expenditures					230	234	234
Depreciation and amortization					317	341	358
Operating Segments [Member] | HVAC [Member]
Segment Information [Abstract]
Net sales	2,892	2,602	7,142	7,505	9,712	9,713	9,045
Operating profit	839	404	1,364	1,242	1,563	1,720	2,001
Segment assets					1,953	1,844	1,630
Capital expenditures					150	149	148
Depreciation and amortization					160	164	173
Operating Segments [Member] | HVAC [Member] | Product [Member]
Segment Information [Abstract]
Net sales	2,547	2,224	6,180	6,455	8,279	8,395	7,902
Operating Segments [Member] | HVAC [Member] | Service [Member]
Segment Information [Abstract]
Net sales	345	378	962	1,050	1,433	1,318	1,143
Operating Segments [Member] | Refrigeration [Member]
Segment Information [Abstract]
Net sales	876	922	2,384	2,839	3,792	4,095	3,823
Operating profit	103	125	263	373	532	1,353	562
Segment assets					989	998	1,017
Capital expenditures					30	40	36
Depreciation and amortization					34	36	33
Operating Segments [Member] | Refrigeration [Member] | Product [Member]
Segment Information [Abstract]
Net sales	771	823	2,093	2,551	3,405	3,665	3,427
Operating Segments [Member] | Refrigeration [Member] | Service [Member]
Segment Information [Abstract]
Net sales	105	99	291	288	387	430	396
Operating Segments [Member] | Fire & Security [Member]
Segment Information [Abstract]
Net sales	1,324	1,402	3,587	4,078	5,500	5,531	5,324
Operating profit	200	205	426	521	708	726	639
Segment assets					1,728	1,764	1,698
Capital expenditures					50	45	50
Depreciation and amortization					123	141	152
Operating Segments [Member] | Fire & Security [Member] | Product [Member]
Segment Information [Abstract]
Net sales	965	1,055	2,587	3,011	4,072	4,039	3,824
Operating Segments [Member] | Fire & Security [Member] | Service [Member]
Segment Information [Abstract]
Net sales	359	347	1,000	1,067	1,428	1,492	1,500
Eliminations and Other [Member]
Segment Information [Abstract]
Net sales	(90)	(104)	(251)	(315)	(396)	(425)	(378)
Operating profit	(31)	(63)	(122)	(95)	(156)	(24)	(32)
Segment assets					10	(4)	(10)
Capital expenditures					13	29	92
Depreciation and amortization					18	16	14
General Corporate Expenses [Member]
Segment Information [Abstract]
Net sales	0	0	0	0	0	0	0
Operating profit	$ (30)	$ (42)	$ (93)	$ (107)	$ (156)	$ (138)	$ (140)